Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fee and commission income from:
Loans	¥ 145,078	¥ 128,583	¥ 132,523
Credit card business	380,345	333,109	304,787
Guarantees	71,612	66,199	64,422
Securities-related business	119,403	169,719	169,251
Deposits	18,230	16,302	14,763
Remittances and transfers	146,507	139,122	138,907
Safe deposits	4,228	4,025	4,160
Trust fees	6,753	5,940	4,885
Investment trusts	144,940	183,164	163,522
Agency	9,368	8,854	8,442
Others	216,270	193,208	168,720
Total fee and commission income	1,262,734	1,248,225	1,174,382
Fee and commission expense from:
Remittances and transfers	28,885	32,604	39,417
Others	194,035	177,158	162,306
Total fee and commission expense	222,920	209,762	201,723
Net fee and commission income	¥ 1,039,814	¥ 1,038,463	¥ 972,659